Private Pension Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Net Defined Benefit Liability (Asset)
Changes in the period

	2019	2018
As of January 1	16,059	—
Contributions received	609,639	16,059
Transfer with third party plans	3,047,492	—
Withdraws	(20,153)	—
Interest received from FIE	106,053	—

As of December 31	3,759,090	16,059

Contributions invested in FIEs	3,759,090	16,059